Submission	Dec. 09, 2024
Submission [Line Items]
Central Index Key	0000895419
Registrant Name	Wolfspeed, Inc.
Registration File Number	333-283676
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES